Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Goodwill	$ 702,460	$ 643,864
Discount rate applied to cash flow projections	4.46%
Percentage of adjusted earning before interest tax depreciation and amortization	3.84%
Percentage of decline on adjusted earning before interest tax depreciation and amortization	29.00%
Canadian CGU [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 103,534
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital rate	7.00%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital rate	9.00%